PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Net Periodic Other Post-Employment Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Past service cost - Plan amendments	$ (15)	$ 0	$ 832
Total	478	555	(393)
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	85	100	100
Past service cost - Plan amendments	(13)	4	(851)
Past service cost - Curtailments	(2)
Net interest cost/(income) on net DB liability/(asset)	138	204	223
Actuarial (gains)/losses recognized during the year	7	2	1
Total	215	310	(527)
United States | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	49	58	59
Past service cost - Plan amendments	(10)	0	(844)
Past service cost - Curtailments	0
Net interest cost/(income) on net DB liability/(asset)	103	159	177
Actuarial (gains)/losses recognized during the year	0	0	0
Total	142	217	(608)
Canada | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	10	9	7
Past service cost - Plan amendments	(1)	1	(3)
Past service cost - Curtailments	0
Net interest cost/(income) on net DB liability/(asset)	21	23	25
Actuarial (gains)/losses recognized during the year	0	0	0
Total	30	33	29
Europe | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	25	26	27
Past service cost - Plan amendments	(2)	2	(4)
Past service cost - Curtailments	(2)
Net interest cost/(income) on net DB liability/(asset)	12	11	12
Actuarial (gains)/losses recognized during the year	7	2	1
Total	40	41	36
Other | Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	7	7
Past service cost - Plan amendments	0	1	0
Past service cost - Curtailments	0
Net interest cost/(income) on net DB liability/(asset)	2	11	9
Actuarial (gains)/losses recognized during the year	0	0	0
Total	$ 3	$ 19	$ 16